Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets
Intangible assets

Note 4: Intangible assets

(amounts in thousands of euros)	Patents	Software	Total
GROSS VALUES
Statement of financial position for December 31, 2021	3,652	32	3,684
Acquisition	90	—	90
Transfer	(2)	—	(2)
Statement of financial position for December 31, 2022	3,740	32	3,772
Acquisition	180	—	—
Transfer	—	—	—
Statement of financial position for Sunday, December 31, 2023	3,920	32	3,952

AMORTIZATION
Statement of financial position for December 31, 2021	895	32	927
Increase	190	—	190
Decrease	—	—	—
Statement of financial position for December 31, 2022	1,085	32	1,117
Increase	198	—	198
Decrease	—	—	—
Statement of financial position for December 31, 2023	1,283	32	1,315

NET BOOK VALUES
On December 31, 2021	2,757	—	2,757
On December 31, 2022	2,655	—	2,655
On December 31, 2023	2,637	—	2,637

The Company has not identified any indicators of loss of value leading it to carry out impairment tests as of December 31, 2023 in accordance with IAS 36

The Company holds patent co-ownership shares with public-sector partners.

As part of the intellectual property agreement signed with the Company’s Chief Executive Officer (see Note 21.2), the total patent rights acquired from the Company’s Chief Executive Officer on December 31, 2023 amounted to 1,530 thousand euros (1,620 thousand euros on December 31, 2022) and are being amortized over 19 years. Of this amount, 270 thousand euros in 2021, 90 thousand euros in 2022, and 180 thousand euros in 2023, were paid out in cash as remuneration.